Cash and stock-based compensation plans (Details 2) (Stock Purchase Options [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Purchase Options [Member]
Weighted average fair value per option	$ 3.01	$ 2.92	$ 2.91
Weighted average expected term, in years	5 years 6 months	5 years 6 months	4 years 9 months
Expected volatility	33.35%	30.00%	37.00%
Risk-free rate		2.52%	2.32%
Risk-free rate Minimum	0.18%
Risk-free rate Maximum	1.34%
Expected dividend	5.30%	4.50%	5.00%